Leases	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Leases
13.	Leases

(1) Leases as lessee

(a) Finance lease obligations

The Group has finance lease obligations mainly relating to buildings and structures, machinery, equipment and vehicles and tools, furniture and fixtures.

As of March 31, 2018 and 2019, the total minimum lease payments capitalized under finance lease agreements were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Gross finance lease obligations:
Total minimum lease payments:
Within 1 year	657	662
Over 1 year but not longer than 5 years	1,176	1,766
Over 5 years	1,202	1,367
Less: amount representing interest charge	(499)	(740)

Present value of finance lease obligations	2,536	3,055

(b) Operating leases

The Group has operating leases mainly relating to office spaces, warehouses and vehicles.

As of March 31, 2018 and 2019 the total minimum lease payments under non-cancelable operating leases were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Within 1 year	1,737	1,826
Over 1 year but not longer than 5 years	2,863	3,007
Over 5 years	913	1,534

Total	5,513	6,367

The amounts recognized as operating lease expenses in the consolidated statements of profit or loss during the years ended March 31, 2017, 2018 and 2019 were 6,887 million yen, 7,461 million yen and 7,879 million yen, respectively. Operating lease expenses are included in “Cost of goods sold” and “Selling, general and administrative expenses” in the consolidated statements of profit or loss.

(2) Leases as a lessor

Finance lease receivables

The Group has finance lease receivables relating to machinery and equipment.

As of March 31, 2018 and 2019, the investments in the lease under finance lease agreements were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Gross finance lease receivables:
Total minimum lease payments to be received:
Within 1 year	549	497
Over 1 year but not longer than 5 years	1,237	1,021
Over 5 years	41	46
Less: amount representing unearned interest	(43)	(44)

Present value of finance lease receivables	1,784	1,520

The balance of lease receivables is included in “Trade and other receivables” in the consolidated statements of financial position. There is no residual value at the end of the lease period. Also, there are no unearned financial income, unrecognized residual value recognized as a profit for the lessor, or contingencies recognized as income in the reporting periods.